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                         [HELLER EHRMAN LLP LETTERHEAD]

April 21, 2005                                                         Ryan Murr
                                                      ryan.murr@hellerehrman.com
                                                           Direct (858) 450-8425
Via EDGAR                                               Facsimile (858) 587-5924

                                                                      25482.0001

U.S. Securities and Exchange Commission
450 5th Street, N.W.
Mailstop 3-9
Washington, D.C. 20549

      Re: Avanir Pharmaceuticals (Commission File No. 001-15803) Registration Statement on Form S-3 filed April 21, 2005

Dear Sir or Madam:

      On behalf of our client, Avanir Pharmaceuticals ("Avanir"), we are transmitting herewith a registration statement on Form S-3 for the resale of 2,000,000 shares of Avanir Class A Common Stock (the "Registration Statement").

      In light of the outstanding comment letter from the Commission, dated April 8, 2005, regarding Avanir's Annual Report on Form 10-K for the year ended September 30, 2004, we understand that we may not request acceleration of effectiveness of the Registration Statement until Avanir has resolved these comments. As we previously discussed with Dana Hartz of the Division of Corporation Finance, Avanir intends to reply to the Commission's outstanding comments on or before May 6, 2005.

      Please feel free to contact me if you have any questions or concerns regarding the Registration Statement.

                                       Sincerely,

                                       /s/ Ryan Murr
                                       Ryan Murr

Attachment

cc:   Mr. Gregory P. Hanson, Avanir Pharmaceuticals